Payables due to other financial institutions (Tables)	12 Months Ended
Sep. 30, 2018
Payables due to other financial institutions
Summary of payables due to other financial institutions

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Cash collateral	2,171	2,429	1,735	2,304
Offshore central bank deposits	3,397	3,108	3,397	3,108
Interbank borrowing	6,564	6,953	6,545	6,946
Security repurchase agreements1	6,005	9,417	6,005	9,417

Total payables due to other financial institutions	18,137	21,907	17,682	21,775

1The carrying value of securities pledged under repurchase agreements for the Group and the Parent Entity is $8,884 million (2017: $15,192 million).